Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 04, 2013
Supplement [Text Block]	dbxetf1_SupplementTextblock

February 7, 2014

DBX ETF TRUST

db X-trackers Harvest CSI 300 China A-Shares Fund

(the "Fund")

Supplement to the Prospectus and Statement of Additional Information

dated November 4, 2013

Effective immediately, the following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Fees and Expenses—Annual Portfolio Operating Expenses:"

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	0.82%
* Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Expense information in the table has been restated to reflect current fees under the Fund's investment advisory agreement as of February 7, 2014.

The following table replaces the "Example" table in the section of the Prospectus entitled "Fees and Expenses—Example:"

1 Year	3 Years
$ 84	$ 262

db X-trackers Harvest CSI 300 China A-Shares Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf1_SupplementTextblock

February 7, 2014

DBX ETF TRUST

db X-trackers Harvest CSI 300 China A-Shares Fund

(the "Fund")

Supplement to the Prospectus and Statement of Additional Information

dated November 4, 2013

Effective immediately, the following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Fees and Expenses—Annual Portfolio Operating Expenses:"

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	0.82%
* Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Expense information in the table has been restated to reflect current fees under the Fund's investment advisory agreement as of February 7, 2014.

The following table replaces the "Example" table in the section of the Prospectus entitled "Fees and Expenses—Example:"

1 Year	3 Years
$ 84	$ 262

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees under the Fund’s investment advisory agreement as of February 7, 2014.
db X-trackers Harvest CSI 300 China A-Shares Fund | db X-trackers Harvest CSI 300 China A-Shares Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	$ 262

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.